Revenue by Geographical Location (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Sep. 23, 2012	Sep. 25, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 95,860	$ 78,394	$ 271,704	$ 222,987	$ 329,968		$ 252,803		$ 196,576
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales					222,281		170,126		132,224
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales					15,869		12,254		9,741
Other International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales					$ 91,818	[1]	$ 70,423	[1]	$ 54,611	[1]
Maximum [Member] | Other International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of net sales by geographical location					5.00%		5.00%		5.00%
Percentage of property, plant and equipment, net by geographical location					5.00%		5.00%

[1]	Other International consists of numerous countries, none of which represents more than 5% of net sales for any year presented.